RESERVES, Summary (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
RESERVES [Abstract]
Share based payments reserve	$ 13,440,265	$ 15,004,052
Foreign currency translation reserve	(1,178,258)	(1,008,244)	$ (596,331)
Total Reserve	$ 12,262,007	$ 13,995,808